Inventories	6 Months Ended
Dec. 31, 2024
Inventories
Inventories

19Inventories

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Finished goods	13,423	3,543	4,024

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2024 amounted to £21,277,000 (year ended 30 June 2024: £13,043,000; six months ended 31 December 2023: £8,614,000).